Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the public offering (the “Public Offering Prospectus”) of up to 43,478,261 shares of common stock of Algorhythm Holdings, Inc. (the “Company”) or pre-funded warrants in lieu thereof, 43,478,261 Series A warrants (the “Series A Warrants”) and 43,478,261 Series B warrants (together with the Series A Warrants, the “Warrants”) with such securities being placed and sold through the placement agent named on the cover page of the Public Offering Prospectus. The Public Offering Prospectus also relates to the shares issuable upon the exercise of the Warrants, and the pre-funded warrants. ● Resale Prospectus. A prospectus to be used for the resale by the selling stockholders (the “Selling Stockholders” set forth in the section of the resale prospectus (the “Resale Prospectus”) entitled “Selling Stockholders” of an aggregate of 2,840,344 shares of common stock. The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers and back covers; ● they contain different “Offering” sections in the “Prospectus Summary” section beginning on page Altr 2; ● they contain different “Use of Proceeds” sections on page Altr 9; ● the “Capitalization” and “Dilution” sections from the Public Offering Prospectus are deleted from the Resale Prospectus; ● a “Selling Stockholders” section is included in the Resale Prospectus; ● the “Plan of Distribution” section from the Public Offering Prospectus is deleted from the Resale Prospectus and a “Selling Stockholder Plan of Distribution” is inserted in its place in the Resale Prospectus; and ● the “Legal Matters” section in the Resale Prospectus on page Altr 12 deletes the reference to counsel for the placement agent. The Company has included in this registration statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Company. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages, and such other changes as may be necessary to clarify references to the public offering or the resale offering and will be used for the resale offering by the Selling Stockholders.
Entity Registrant Name	ALGORHYTHM HOLDINGS, INC.
Entity Central Index Key	0000923601
Entity Tax Identification Number	95-3795478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Contact Personnel Name	Gary Atkinson